PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited)
1
Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.6%
Australia : 2.9%
18,630
Ampol Ltd.
$ 419,822
0.3
31,476
ANZ Group Holdings Ltd.
506,332
0.3
185,452
Aurizon Holdings Ltd.
432,595
0.3
66,444
Brambles Ltd.
585,544
0.4
109,458
Medibank Pvt Ltd.
250,255
0.2
50,174
QBE Insurance Group Ltd.
510,520
0.3
92,460
Scentre Group
161,687
0.1
330,061
Telstra Group Ltd.
834,016
0.6
74,902
Transurban Group
639,963
0.4
4,340,734
2.9
Canada : 3.3%
5,919
iA Financial Corp., Inc.
395,240
0.3
10,518
Parkland Corp.
344,231
0.2
5,329  Rogers Communications,
Inc. - Class B
229,466
0.1
11,130
Royal Bank of Canada
1,005,756
0.7
18,267
Suncor Energy, Inc.
602,281
0.4
15,923
TELUS Corp.
284,911
0.2
6,235
Thomson Reuters Corp.
871,094
0.6
14,915
Toronto-Dominion Bank
909,442
0.6
3,572  West Fraser Timber Co.
Ltd.
259,078
0.2
4,901,499
3.3
China : 0.5%
191,000  BOC Hong Kong Holdings
Ltd.
510,681
0.3
150,000  SITC International Holdings
Co. Ltd.
226,509
0.2
737,190
0.5
Denmark : 0.4%
22,724
Danske Bank A/S
588,767
0.4
Finland : 0.1%
3,988
Elisa Oyj
178,325
0.1
France : 2.9%
27,483
AXA SA
856,926
0.6
4,971
BNP Paribas SA
312,511
0.2
851
Dassault Aviation SA
169,014
0.1
6,183
Edenred
336,768
0.2
20,190
Getlink SE
368,933
0.3
5,537
(1)
La Francaise des Jeux
SAEM
200,361
0.1
77,559
Orange SA
955,593
0.7
5,074
Sanofi
473,224
0.3
2,766
Thales SA
413,315
0.3
18,966
Vivendi SE
179,511
0.1
4,266,156
2.9
Germany : 0.4%
9,188
BASF SE
427,400
0.3
2,717
(1)
Scout24 SE
189,320
0.1
616,720
0.4
Hong Kong : 1.0%
106,000
CK Hutchison Holdings Ltd.
531,805
0.4
167,000
Hang Lung Properties Ltd.
223,273
0.1
5,100  Jardine Matheson Holdings
Ltd.
199,104
0.1
48,700
Link REIT
240,521
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
66,500
Power Assets Holdings Ltd.
$ 346,912
0.2
1,541,615
1.0
Israel : 0.1%
16,299
Bank Leumi Le-Israel BM
122,170
0.1
16,314  Israel Discount Bank Ltd. -
Class A
78,557
0.0
200,727
0.1
Italy : 1.2%
239,802
Intesa Sanpaolo SpA
691,249
0.5
33,157
(1)
Poste Italiane SpA
357,360
0.2
51,533
Snam SpA
259,658
0.2
16,675
UniCredit SpA
454,805
0.3
1,763,072
1.2
Japan : 7.9%
26,000
Asahi Kasei Corp.
180,518
0.1
34,900
Central Japan Railway Co.
837,257
0.6
22,900  Chubu Electric Power Co.,
Inc.
282,917
0.2
10,500  Daiwa House Industry Co.
Ltd.
298,352
0.2
176,600
ENEOS Holdings, Inc.
695,092
0.5
1,500
Hirose Electric Co. Ltd.
168,016
0.1
9,800
Inpex Corp.
135,205
0.1
44,700
Japan Post Bank Co. Ltd.
440,862
0.3
121,500  Japan Post Holdings Co.
Ltd.
1,073,491
0.7
43,000
Japan Tobacco, Inc.
1,105,735
0.7
4,200  McDonald's Holdings Co.
Japan Ltd.
178,788
0.1
6,400
NEC Corp.
356,710
0.2
436,200  Nippon Telegraph &
Telephone Corp.
510,461
0.4
4,900
Nitto Denko Corp.
348,221
0.2
10,500
ORIX Corp.
191,825
0.1
20,000
Osaka Gas Co. Ltd.
389,767
0.3
11,200
Secom Co. Ltd.
778,515
0.5
16,200
Sekisui Chemical Co. Ltd.
230,240
0.2
38,200
Sekisui House Ltd.
782,160
0.5
8,900
Sompo Holdings, Inc.
408,273
0.3
16,100  Sumitomo Mitsui Financial
Group, Inc.
792,079
0.5
32,600  Takeda Pharmaceutical
Co. Ltd.
924,143
0.6
18,800
Tokio Marine Holdings, Inc.
465,528
0.3
12,200
USS Co. Ltd.
238,561
0.2
11,812,716
7.9
Jordan : 0.2%
13,295  Hikma Pharmaceuticals
PLC
289,713
0.2
Netherlands : 1.4%
87,538
Koninklijke KPN NV
299,845
0.2
20,574
NN Group NV
785,183
0.5
5,454
OCI NV
117,490
0.1
6,464
Wolters Kluwer NV
890,365
0.6
2,092,883
1.4
New Zealand : 0.1%
54,979
Spark New Zealand Ltd.
175,371
0.1

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Norway : 0.4%
19,104
Aker BP ASA
$ 544,083
0.4
Singapore : 0.4%
285,800
Genting Singapore Ltd.
195,476
0.1
78,400
Keppel Corp. Ltd.
391,102
0.3
15,900
Keppel REIT
10,283
0.0
596,861
0.4
Spain : 2.4%
9,685  ACS Actividades de
Construccion y Servicios
SA
387,130
0.3
2,622
(1)
Aena SME SA
450,920
0.3
8,433
Enagas SA
154,340
0.1
18,371  Industria de Diseno Textil
SA
758,076
0.5
22,794
Red Electrica Corp. SA
382,075
0.3
62,754
Repsol SA
963,605
0.6
117,067
Telefonica SA
504,820
0.3
3,600,966
2.4
Switzerland : 1.3%
9,723
Holcim AG
715,221
0.5
3,221
Julius Baer Group Ltd.
162,976
0.1
7,983
Novartis AG, Reg
779,207
0.5
1,154
Roche Holding AG
310,451
0.2
1,619
(2)
Sandoz Group AG
46,239
0.0
2,014,094
1.3
United Kingdom : 4.3%
77,976
BAE Systems PLC
1,034,533
0.7
153,960
BP PLC
936,027
0.6
26,925  British American Tobacco
PLC
856,754
0.6
133,268
Centrica PLC
251,148
0.2
3,853
DCC PLC
260,478
0.2
23,595
GSK PLC
423,943
0.3
37,332
Imperial Brands PLC
872,783
0.6
87,887
NatWest Group PLC
231,214
0.1
72,480
Sage Group PLC
1,037,093
0.7
15,399
Smiths Group PLC
321,297
0.2
165,668
Vodafone Group PLC
148,964
0.1
6,374,234
4.3
United States : 66.4%
15,211
AbbVie, Inc.
2,165,894
1.5
974
Acuity Brands, Inc.
174,599
0.1
8,339
AECOM
741,004
0.5
82,157
AGNC Investment Corp.
724,625
0.5
13,354
Agree Realty Corp.
790,690
0.5
7,246
ALLETE, Inc.
402,008
0.3
3,492  Allison Transmission
Holdings, Inc.
186,752
0.1
27,658
Altria Group, Inc.
1,162,742
0.8
86,450
Amcor PLC
819,546
0.5
8,533
Amdocs Ltd.
714,809
0.5
13,097  American Electric Power
Co., Inc.
1,041,866
0.7
8,085  American International
Group, Inc.
532,074
0.4
478
Ameriprise Financial, Inc.
168,978
0.1
4,956
AMETEK, Inc.
769,320
0.5
6,440
Amgen, Inc.
1,736,482
1.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
2,510
Aon PLC - Class A
$ 824,510
0.6
6,192
AptarGroup, Inc.
785,703
0.5
4,656
Assurant, Inc.
782,301
0.5
3,552  Automatic Data Processing,
Inc.
816,676
0.5
16,730
Avnet, Inc.
782,295
0.5
11,321
Axis Capital Holdings Ltd.
637,825
0.4
21,831
Baker Hughes Co.
736,796
0.5
24,680
Bristol-Myers Squibb Co.
1,218,698
0.8
5,372
Brown & Brown, Inc.
401,503
0.3
11,852
Cardinal Health, Inc.
1,269,112
0.9
4,953
Cheniere Energy, Inc.
902,189
0.6
8,439
Church & Dwight Co., Inc.
815,461
0.5
3,018
Cigna Group
793,372
0.5
937
Cintas Corp.
518,395
0.3
36,260
Cisco Systems, Inc.
1,754,259
1.2
15,568
Citigroup, Inc.
717,685
0.5
5,223
CME Group, Inc.
1,140,494
0.8
8,001
CNO Financial Group, Inc.
212,027
0.1
8,475
Coca-Cola Co.
495,279
0.3
13,198
Colgate-Palmolive Co.
1,039,606
0.7
13,551  Commerce Bancshares,
Inc.
685,274
0.5
24,083
Coterra Energy, Inc.
632,179
0.4
19,877
CSX Corp.
642,027
0.4
12,765
CVS Health Corp.
867,382
0.6
20,107
Dow, Inc.
1,040,537
0.7
13,148
DT Midstream, Inc.
753,249
0.5
7,313
DTE Energy Co.
761,356
0.5
11,284
Edison International
755,915
0.5
8,027
Electronic Arts, Inc.
1,107,806
0.7
1,569
Elevance Health, Inc.
752,320
0.5
12,383
Emerson Electric Co.
1,100,849
0.7
4,164
EOG Resources, Inc.
512,464
0.3
56,038
Equitrans Midstream Corp.
525,636
0.4
2,613
Erie Indemnity Co. - Class A
772,507
0.5
2,935
Essent Group Ltd.
141,878
0.1
2,388
Everest Re Group Ltd.
980,393
0.7
13,318
Evergy, Inc.
679,751
0.5
10,796
First Hawaiian, Inc.
212,141
0.1
7,313
Fortive Corp.
504,451
0.3
17,229  Gaming and Leisure
Properties, Inc.
805,111
0.5
15,420
General Mills, Inc.
981,637
0.7
5,193
General Motors Co.
164,099
0.1
21,908
Genpact Ltd.
743,996
0.5
22,396
Gentex Corp.
681,062
0.5
5,741
Genuine Parts Co.
762,290
0.5
16,850
Gilead Sciences, Inc.
1,290,710
0.9
15,036
H&R Block, Inc.
682,935
0.5
4,119  Hanover Insurance Group,
Inc.
511,992
0.3
13,031  Hartford Financial Services
Group, Inc.
1,018,503
0.7
1,525
Humana, Inc.
739,412
0.5
5,764  International Bancshares
Corp.
258,631
0.2
6,930  Iridium Communications,
Inc.
264,033
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
17,921
Johnson & Johnson
$ 2,771,662
1.9
4,124
JPMorgan Chase & Co.
643,674
0.4
29,559
Juniper Networks, Inc.
840,954
0.6
8,223
Kimberly-Clark Corp.
1,017,432
0.7
9,119
Leidos Holdings, Inc.
978,651
0.7
7,528
LKQ Corp.
335,222
0.2
485
Lockheed Martin Corp.
217,168
0.1
13,108
Loews Corp.
921,361
0.6
5,727  Marsh & McLennan Cos.,
Inc.
1,142,078
0.8
4,735
McDonald's Corp.
1,334,512
0.9
2,170
McKesson Corp.
1,021,115
0.7
21,874
Merck & Co., Inc.
2,241,648
1.5
7,126
MetLife, Inc.
453,427
0.3
45,938
MGIC Investment Corp.
808,049
0.5
10,100  Mondelez International, Inc.
- Class A
717,706
0.5
8,446  MSC Industrial Direct Co.,
Inc. - Class A
822,809
0.6
21,029  National Retail Properties,
Inc.
854,198
0.6
834
(2)
NET Lease Office
Properties
13,636
0.0
8,272
NetApp, Inc.
755,978
0.5
24,019
NiSource, Inc.
615,847
0.4
10,178
NorthWestern Corp.
512,055
0.3
1,081
NVIDIA Corp.
505,584
0.3
8,553
OneMain Holdings, Inc.
361,792
0.2
9,644
ONEOK, Inc.
663,989
0.4
15,298
Patterson Cos., Inc.
388,722
0.3
11,785
PepsiCo, Inc.
1,983,298
1.3
21,989
Pfizer, Inc.
670,005
0.4
16,603  Philip Morris International,
Inc.
1,550,056
1.0
8,939
Phillips 66
1,152,148
0.8
9,683  Pinnacle West Capital
Corp.
725,644
0.5
3,149
PPG Industries, Inc.
447,127
0.3
12,759
Procter & Gamble Co.
1,958,762
1.3
3,574
Qualcomm, Inc.
461,225
0.3
3,446  Reinsurance Group of
America, Inc.
561,905
0.4
2,837  Reliance Steel & Aluminum
Co.
780,913
0.5
69,054
Rithm Capital Corp.
716,781
0.5
18,941
Rollins, Inc.
771,656
0.5
9,997
Sempra Energy
728,481
0.5
2,686
Sherwin-Williams Co.
748,857
0.5
3,342
Snap-on, Inc.
918,014
0.6
10,869
Sonoco Products Co.
599,534
0.4
14,211  SS&C Technologies
Holdings, Inc.
799,511
0.5
7,581
Synchrony Financial
245,321
0.2
9,354
Texas Instruments, Inc.
1,428,449
1.0
3,768
TJX Cos., Inc.
331,998
0.2
6,051
Travelers Cos., Inc.
1,092,932
0.7
851
UnitedHealth Group, Inc.
470,577
0.3
16,547
Unum Group
711,521
0.5
3,304
Valero Energy Corp.
414,189
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
45,390  Verizon Communications,
Inc.
$ 1,739,799
1.2
24,700
VICI Properties, Inc.
738,283
0.5
12,663  Virtu Financial, Inc. - Class
A
227,681
0.2
13,769
Wells Fargo & Co.
613,960
0.4
40,316
Wendy's Co.
755,925
0.5
4,073
Willis Towers Watson PLC
1,003,180
0.7
12,340
WP Carey, Inc.
768,042
0.5
17,005
Xcel Energy, Inc.
1,034,584
0.7
99,197,728
66.4
Total Common Stock
(Cost $137,975,202)
145,833,454
97.6
EXCHANGE-TRADED FUNDS : 1.9%
18,238  iShares MSCI EAFE Value
ETF
921,201
0.6
11,971  iShares Russell 1000 Value
ETF
1,885,313
1.3
2,806,514
1.9
Total Exchange-Traded
Funds
(Cost $2,733,200)
2,806,514
1.9
Total Long-Term
Investments
(Cost $140,708,402)
148,639,968
99.5
SHORT-TERM INVESTMENTS : 0.7%
Mutual Funds : 0.7%
1,043,000
(3)
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio
(Institutional Share Class),
5.260%
(Cost $1,043,000) $ 1,043,000 0.7
Total Short-Term
Investments
(Cost $1,043,000)
1,043,000
0.7
Total Investments in
Securities
(Cost $141,751,402) $ 149,682,968 100.2
Liabilities in Excess of
Other Assets (319,443) (0.2)
Net Assets $ 149,363,525 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
Rate shown is the 7-day yield as of November 30, 2023.

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 21.9%
Health Care 14.5
Industrials 13.7
Consumer Staples 9.7
Energy 7.3
Utilities 6.2
Information Technology 5.9
Consumer Discretionary 5.1
Communication Services 5.1
Materials 4.9
Real Estate 3.3
Exchange-Traded Funds 1.9
Short-Term Investments 0.7
Liabilities in Excess of Other Assets (0.2)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 4,340,734 $ — $ 4,340,734
Canada 4,901,499 — — 4,901,499
China — 737,190 — 737,190
Denmark — 588,767 — 588,767
Finland 178,325 — — 178,325
France — 4,266,156 — 4,266,156
Germany — 616,720 — 616,720
Hong Kong 199,104 1,342,511 — 1,541,615
Israel — 200,727 — 200,727
Italy — 1,763,072 — 1,763,072
Japan — 11,812,716 — 11,812,716
Jordan — 289,713 — 289,713
Netherlands — 2,092,883 — 2,092,883
New Zealand — 175,371 — 175,371
Norway — 544,083 — 544,083
Singapore — 596,861 — 596,861
Spain — 3,600,966 — 3,600,966
Switzerland 46,239 1,967,855 — 2,014,094
United Kingdom — 6,374,234 — 6,374,234
United States 99,197,728 — — 99,197,728
Total Common Stock 104,522,895 41,310,559 — 145,833,454
Exchange-Traded Funds 2,806,514 — — 2,806,514
Short-Term Investments 1,043,000 — — 1,043,000
Total Investments, at fair value $ 108,372,409 $ 41,310,559 $ — $ 149,682,968
Other Financial Instruments+
Forward Foreign Currency Contracts — 206,605 — 206,605
Total Assets $ 108,372,409 $ 41,517,164 $ — $ 149,889,573
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (436,957) $ — $ (436,957)
Written Options — (3,217,482) — (3,217,482)
Total Liabilities $ — $ (3,654,439) $ — $ (3,654,439)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At November 30, 2023, the following forward foreign currency contracts were outstanding for Voya Global Advantage and
Premium Opportunity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 12,132,361 JPY 1,767,800,000 Standard Chartered Bank 12/19/23 $ 178,225
USD 4,893,545 CAD 6,600,000 State Street Bank and Trust Co. 12/19/23 28,380
USD 4,395,110 AUD 6,800,000 State Street Bank and Trust Co. 12/19/23 (100,328)
USD 6,816,042 GBP 5,500,000 State Street Bank and Trust Co. 12/19/23 (128,491)

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 12,536,550 EUR 11,700,000 State Street Bank and Trust Co. 12/19/23 $ (208,138)
$ (230,352)
At November 30, 2023, the following OTC written equity options were outstanding for Voya Global Advantage and Premium
Opportunity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Consumer Staples
Select Sector SPDR
Fund
JPMorgan Chase
Bank N.A. Call 12/29/23 USD 70.180 119,442 USD 8,439,771 $ 74,699 $ (132,763)
Financial Select Sector
SPDR Fund
Citibank N.A. Call 12/01/23 USD 32.520 698,758 USD 25,085,412 540,000 (2,362,630)
FTSE 100 Index
UBS AG Call 12/15/23 GBP 7,491.910 1,685 GBP 12,559,569 180,637 (108,097)
Health Care Select
Sector SPDR Fund
UBS AG Call 12/01/23 USD 129.340 77,307 USD 10,151,182 174,490 (155,296)
Industrial Select Sector
SPDR Fund
Citibank N.A. Call 12/29/23 USD 106.670 101,316 USD 10,845,878 131,072 (181,402)
Nikkei 225 Index
BNP Paribas Call 12/15/23 JPY 32,269.390 31,584 JPY 1,057,649,934 138,888 (277,294)
$ 1,239,786 $ (3,217,482)
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 13,751,650
Gross Unrealized Depreciation (5,820,084)
Net Unrealized Appreciation $ 7,931,566